Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating Expenses
Formation and Operating Costs	$ 804,083	$ 201,493	$ 2,484,680	$ 545,791	$ 97,407	$ 940,505
Total Operating Expenses	804,083	201,493	2,484,680	545,791	97,407	940,505
Net Operating Loss	804,083	201,493	2,484,680	545,791	97,407	940,505
Gain from investments held in Trust Account	478,474	758,134	4,137,173	1,003,415
Interest income from investments held in Trust Account					229	2,440,752
Change in fair value of overallotment units				15,119	(58,062)	15,119
Fair value of forfeited overallotment option				79,071		79,071
Total Other Income	478,474	758,134	4,137,173	1,097,605	(57,832)	2,534,942
Income (loss) before provision for income tax	(325,609)	556,641	1,652,493	551,814	(155,240)	1,594,437
Provision for income taxes- loss	89,811	143,177	821,820	165,340		456,681
Net income (loss)	$ (415,420)	$ 413,464	$ 830,673	$ 386,474	$ (155,240)	$ 1,137,756
Subject to Possible Redemption
Operating Expenses
Basic weighted average shares (in Shares)	3,519,819	16,500,000	11,745,355	16,439,560	576,923	16,454,795
Basic net income (loss) per share (in Dollars per share)	$ (0.05)	$ 0.02	$ 0.05	$ 0.02	$ (0.03)	$ 0.06
Non-Redeemable Shares
Operating Expenses
Basic weighted average shares (in Shares)	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000
Basic net income (loss) per share (in Dollars per share)	$ (0.05)	$ 0.02	$ 0.05	$ 0.02	$ (0.03)	$ 0.06